Income Taxes - Unrecognized Deferred Tax Assets (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 274,641	$ 138,314
Property, plant and equipment [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	8,823	4,693
Decommissioning and restoration liability [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	58,273	57,929
Capital losses [Member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	2,923	3,200
Non-capital losses, expiring 2034 to 2039 [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	198,701	34,247
Share issuance cost [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	150	1,250
Secured notes payable [member]
Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 5,771	$ 36,995